S000083870 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	27.56%	8.55%	7.87%
Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	27.07%	8.35%	7.59%
Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	16.65%	6.81%	6.40%

[1]
For periods prior to the Reorganization, the table reflects returns for the International Low Volatility Equity Predecessor Fund’s Advisor Class shares. Effective March 18, 2024, the International Low Volatility Equity Predecessor Fund converted its existing Class A, Class C and Class Z shares to Advisor Class shares and terminated the Class A, Class C and Class Z shares.

[2]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.